Stockholder's equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Nov. 09, 2020	Sep. 30, 2020	Dec. 31, 2018
Shareholders Equity [Line Items]
Share authorized	124,433,107		300,000,000	124,433,107
Common stock par value	$ 0.00005		$ 0.00005	$ 0.00005
Conversion of convertible preferred stock in to common stock	1	1
Gross proceeds common stock	$ 70,000,000
Noncumulative Preferred Stock
Shareholders Equity [Line Items]
Percentage of non cumulative dividend on preferred stock	8.00%
Purchase price per share	$ 10.4354
Cumulative Preferred Stock
Shareholders Equity [Line Items]
Annual rate	0.538
Series B
Shareholders Equity [Line Items]
Purchase price per share	2.146
Series C
Shareholders Equity [Line Items]
Purchase price per share	$ 5.86
Class of warrant right	136,519
Exercise price of warrant	$ 5.86
Warrant agreement term	7 years
Warrant agreement term from initial public offering	5 years
Fair value warrant at issuance	$ 0.3
Fair value warrant at issuance, per shares	$ 5.86
Risk free interest rate	1.45%
Fair value volatility rate	44.20%
Series A
Shareholders Equity [Line Items]
Purchase price per share	$ 0.05
Series A-1
Shareholders Equity [Line Items]
Purchase price per share	0.3334
Series A-2
Shareholders Equity [Line Items]
Purchase price per share	$ 0.5694
Series D
Shareholders Equity [Line Items]
Accumulated dividend	$ 10,100,000
Dividend preferred stock	$ 0